Label	Element	Value
Invesco MSCI EAFE Income Advantage ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco MSCI EAFE Income Advantage ETF
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
Effective immediately, the first sentence of the fifth paragraph under the section titled “Principal Investment Strategies” in each Fund’s Summary Prospectus is deleted in its entirety and replaced with the following:
The portfolio managers seek to construct the options-based income component of the Fund’s portfolio by investing up to 10% of the Fund’s net assets in high-income, short-term ELNs with a focus on downside protection.
Please Retain This Supplement For Future Reference.